Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003

Dear Shareholder:
During the six-month period ended March 31, 2003, equity market sentiment was dominated by fear of war with Iraq and then with the progress of the war. The first few days of the conflict in mid March fostered expectations that the geopolitical fears overhanging the economy would soon pass, leading to an equity market rally.

Overall, the market was strong during the period as anticipation of further monetary and fiscal stimuli brightened the economic outlook. Consumers helped lead the rebound, as low interest rates allowed them to continue to refinance their mortgages or purchase a new home. The one negative came from rising oil prices.

Despite a continued reduction in initial public offerings and secondary market activities, the convertible market remained an attractive financing vehicle for companies to meet their fiscal needs. During the period under review, the bond market helped support convertibles, especially the high-yield market, where credit spreads narrowed appreciably.

Performance and Portfolio Strategy
For the six-month period ended March 31, 2003, Morgan Stanley Convertible Securities Trust's Class A, B, C and D shares posted total returns of 7.08 percent, 6.59 percent, 6.63 percent and 7.12 percent, respectively. For the same period, the Merrill Lynch All Convertible Securities Index(1) returned 12.12 percent, the Goldman Sachs Convertible 100 Index(2) returned 12.18 percent and the Lipper Convertible Securities Fund Index(3) returned 7.21 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund has lagged its benchmark indexes because of its emphasis on higher credit quality names. During the period under review, lower credit quality names outperformed their higher credit quality counterparts. Credit spreads have tightened due to investors' perception that the worst is over. Despite this optimistic view, however, we have seen little if any signs of improvement from a fundamental perspective. While the Fund continues to raise its equity profile by shifting to more equity-sensitive names, we do not intend to

----------------
(1) The Merrill Lynch All Convertible Securities Index is a market-capitalization-weighted index of domestic corporate convertible securities. In order to be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

(2) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues, each with a market capitalization of at least $100 million. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

(3) The Lipper Convertible Securities Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Covertible Securities Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

chase the lower credit names unless we have reason to believe that there are fundamental changes to the credit story rather than just a change in sentiment.

The Fund utilizes a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking to identify companies and sectors with strong underlying fundamentals and solid long-term growth potential. The Fund has repositioned its sector weightings to better reflect the composition of the convertible universe, maintaining overweighted and underweighted positions based on our outlook for various industries. The inclusion of high-quality, large-cap issues in the Fund's portfolio has improved the Fund's credit profile while offering significant equity participation.

In an attempt to control volatility, the Fund generally focuses on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertibles we believe offer good risk/reward characteristics. These traits include a relatively high yield, to support the convertible if the underlying stock declines, and reasonable conversion premiums to help ensure participation in any appreciation of the underlying stock.

Looking Ahead
We believe that as the situation in Iraq settles, the economic recovery will start to gain traction. Consumer spending has held up and we expect it to remain at healthy levels, aided by lower inflation and continued low mortgage rates that should help the refinancing boom continue. While we expect that a stimulus package, which includes some dividend tax relief, will be passed, we believe that the final size of that package may be the subject of a long political debate. Against this background, we believe that the equity markets will remain volatile and the convertible market attractive from a risk/reward perspective.

We appreciate your ongoing support of Morgan Stanley Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Convertible Securities Trust
FUND PERFORMANCE / / MARCH 31, 2003

                                     AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                   CLASS B SHARES**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                      (5.79)%(1)         (10.74)%(2)        1 Year                       (6.53)%(1)         (11.05)%(2)
 5 Years                       2.23%(1)            1.13%(2)        5 Years                        1.42%(1)            1.09%(2)
 Since Inception (7/28/97)     3.77%(1)            2.79%(2)        10 Years                       7.18%(1)            7.18%(2)

                         CLASS C SHARES+                                                   CLASS D SHARES++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                      (6.48)%(1)          (7.39)%(2)        1 Year                       (5.57)%(1)
 5 Years                       1.46%(1)            1.46%(2)        5 Years                        2.46%(1)
 Since Inception (7/28/97)     2.98%(1)            2.98%(2)        Since Inception (7/28/97)      3.99%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE       VALUE

--------------------------------------------------------------------------------------------------------

             Convertible Bonds (69.9%)
             ADVERTISING/MARKETING SERVICES (2.6%)
 $ 2,000     Doubleclick Inc...................................       4.75%       03/15/06  $  1,932,500
   1,750     Interpublic Group of Companies, Inc. - 144A**.....       4.50        03/15/23     2,032,187
   2,000     Lamar Advertising Co..............................       5.25        09/15/06     2,012,500
                                                                                            ------------
                                                                                               5,977,187
                                                                                            ------------
             AEROSPACE & DEFENSE (1.0%)
   1,000     Edo Corp..........................................       5.25        04/15/07     1,013,750
   1,000     L-3 Communications Holdings, Inc..................       5.25        06/01/09     1,186,250
                                                                                            ------------
                                                                                               2,200,000
                                                                                            ------------
             AIR FREIGHT/COURIERS (1.4%)
   3,000     United Parcel Service of America, Inc.............       1.75        09/27/07     3,063,750
                                                                                            ------------
             AIRLINES (0.4%)
   2,500     Continental Airlines Inc..........................       4.50        02/01/07       965,625
                                                                                            ------------
             APPAREL/FOOTWEAR RETAIL (0.8%)
   1,500     Gap, Inc..........................................       5.75        03/15/09     1,835,625
                                                                                            ------------
             BIOTECHNOLOGY (8.3%)
   2,500     Affymetrix Inc....................................       5.00        10/01/06     2,446,875
   3,000     Amgen, Inc........................................       0.00        03/01/32     2,283,750
   2,000     Aviron............................................       5.25        02/01/08     2,070,000
   1,500     Cephalon, Inc.....................................       2.50        12/15/06     1,351,875
   2,500     Enzon, Inc........................................       4.50        07/01/08     1,953,125
   1,500     Genzyme Corp......................................       3.00        05/15/21     1,462,500
   1,500     Gilead Sciences, Inc. - 144A**....................       2.00        12/15/07     1,721,250
   1,000     Human Genome Sciences, Inc........................       3.75        03/15/07       753,750
   3,500     IDEC Pharmaceuticals Corp.........................       0.00        04/29/32     2,008,125
   2,500     Invitrogen, Inc...................................       2.25        12/15/06     2,178,125
   1,000     OSI Pharmaceuticals, Inc. - 144A**................       4.00        02/01/09       762,500
                                                                                            ------------
                                                                                              18,991,875
                                                                                            ------------
             BROADCASTING (1.1%)
   2,500     Scandinavian Broadcasting System SA
              (Luxembourg).....................................       7.00        12/01/04     2,440,625
                                                                                            ------------
             CABLE/SATELLITE TV (2.7%)
   3,000     EchoStar Communications Corp......................       4.875       01/01/07     2,906,250
   3,500     Liberty Media Corp................................       3.25        03/15/31     3,259,375
                                                                                            ------------
                                                                                               6,165,625
                                                                                            ------------
             COMPUTER COMMUNICATIONS (0.2%)
   1,415     Redback Networks, Inc.............................       5.00        04/01/07       405,044
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             CONTRACT DRILLING (1.1%)
 $ 5,000     Pride International, Inc..........................       0.00%       04/24/18  $  2,462,500
                                                                                            ------------
             DATA PROCESSING SERVICES (0.9%)
   1,000     Affiliated Computer Services, Inc.................       3.50        02/15/06     1,216,250
     750     CheckFree Holdings Corp...........................       6.50        12/01/06       744,375
                                                                                            ------------
                                                                                               1,960,625
                                                                                            ------------
             DEPARTMENT STORES (1.3%)
   3,000     Penney (J.C.) Co., Inc............................       5.00        10/15/08     3,030,000
                                                                                            ------------
             ELECTRONIC COMPONENTS (1.4%)
   1,000     Hutchinson Technology Inc. - 144A**...............       2.25        03/15/10     1,101,250
   2,250     Jabil Circuit Inc.................................       1.75        05/15/21     2,176,875
                                                                                            ------------
                                                                                               3,278,125
                                                                                            ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (1.2%)
   3,000     Agilent Tech, Inc.................................       3.00        12/01/21     2,737,500
                                                                                            ------------
             ELECTRONIC PRODUCTION EQUIPMENT (1.9%)
   1,000     Advanced Energy Industries, Inc...................       5.25        11/15/06       792,500
   1,000     Axcelis Tech, Inc.................................       4.25        01/15/07       822,500
   2,000     Cymer, Inc........................................       3.50        02/15/09     1,810,000
   1,000     Teradyne Inc......................................       3.75        10/15/06       917,500
                                                                                            ------------
                                                                                               4,342,500
                                                                                            ------------
             FOOD: MAJOR DIVERSIFIED (1.0%)
   3,300     General Mills Inc. - 144A**.......................       0.00        10/28/22     2,351,250
                                                                                            ------------
             HOSPITAL/NURSING MANAGEMENT (0.9%)
   2,000     Community Health Systems..........................       4.25        10/15/08     1,977,500
                                                                                            ------------
             HOTELS/RESORTS/CRUISELINES (0.7%)
   5,500     Four Seasons Hotels, Inc..........................       0.00        09/23/29     1,670,625
                                                                                            ------------
             INDUSTRIAL CONGLOMERATES (3.2%)
   3,000     3M Co. - 144A**...................................       0.00        11/21/32     2,576,250
   2,000     Hutchison Whampoa International - 144A**..........       2.875       09/15/03     1,988,750
   1,500     Tyco International Group SA - 144A**
              (Luxembourg).....................................       2.75        01/15/18     1,387,500
   1,500     Tyco International Group SA - 144A**
              (Luxembourg).....................................       3.125       01/15/23     1,335,000
                                                                                            ------------
                                                                                               7,287,500
                                                                                            ------------
             INFORMATION TECHNOLOGY SERVICES (0.8%)
   2,000     Documentum Inc. - 144A**..........................       4.50        04/01/07     1,857,500
                                                                                            ------------
             INTERNET SOFTWARE/SERVICES (1.0%)
   2,500     BEA Systems, Inc..................................       4.00        12/15/06     2,312,500
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             INVESTMENT BANKS/BROKERS (1.3%)
 $ 5,500     Merrill Lynch & Co................................       0.00%       05/23/31  $  2,921,875
                                                                                            ------------
             MAJOR TELECOMMUNICATIONS (2.1%)
   4,690     Bell Atlantic Financial Service (exchangeable into
              Telecom Corporation of New Zealand common
              stock)...........................................       5.75        04/01/03     4,690,000
                                                                                            ------------
             MEDIA CONGLOMERATES (1.0%)
   4,000     America Online, Inc...............................       0.00        12/06/19     2,325,000
                                                                                            ------------
             MULTI-LINE INSURANCE (1.2%)
   3,000     American International Group, Inc.................       0.50        05/15/07     2,756,250
                                                                                            ------------
             OIL & GAS PRODUCTION (2.2%)
   1,500     Devon Energy Corp.................................       4.95        08/15/08     1,533,750
   2,500     Devon Energy Corp.................................       0.00        06/27/20     1,334,375
   2,000     Kerr-McGee Corp...................................       5.25        02/15/10     2,120,000
                                                                                            ------------
                                                                                               4,988,125
                                                                                            ------------
             OILFIELD SERVICES/EQUIPMENT (1.1%)
   3,800     Weatherford International, Inc....................       0.00        06/30/20     2,408,250
                                                                                            ------------
             PACKAGED SOFTWARE (4.9%)
   2,000     Computer Associates Inc. - 144A**.................       5.00        03/15/07     2,100,000
   1,000     Computer Associates Inc. - 144A**.................       1.625       12/15/09     1,041,250
   1,500     i2 Technologies, Inc..............................       5.25        12/15/06       988,125
   3,425     Mercury Interactive Corp..........................       4.75        07/01/07     3,215,219
   1,200     Symantec Corp.....................................       3.00        11/01/06     1,627,500
   2,500     Veritas Software Corp.............................       1.856       08/13/06     2,218,750
                                                                                            ------------
                                                                                              11,190,844
                                                                                            ------------
             PHARMACEUTICALS: GENERIC DRUGS (1.7%)
   2,500     IVAX Corp.........................................       5.50        05/15/07     2,381,250
   1,500     Watson Pharmaceutical Inc. - 144A**...............       1.75        03/15/23     1,520,625
                                                                                            ------------
                                                                                               3,901,875
                                                                                            ------------
             PHARMACEUTICALS: MAJOR (1.1%)
   3,500     Roche Holdings Inc. - 144A**......................       0.00        01/19/15     2,541,875
                                                                                            ------------
             PHARMACEUTICALS: OTHER (3.3%)
   1,500     Axcan Pharmaceuticals Inc. - 144A** (Canada)......       4.25        04/15/08     1,588,125
   2,500     Elan Finance Corp., Ltd. (Brunei).................       0.00        12/14/18     1,200,000
   2,000     Medicis Pharmaceutical............................       2.50        06/04/32     2,395,000
   2,000     Teva Pharmaceutical Finance - 144A** (Andorra)....       0.375       11/15/22     2,250,000
                                                                                            ------------
                                                                                               7,433,125
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             PRECIOUS METALS (1.3%)
 $ 2,050     Freeport-McMoran C & G, Inc.......................       8.25%       01/31/06  $  2,875,125
                                                                                            ------------
             REAL ESTATE INVESTMENT TRUSTS (1.2%)
   2,500     EOP Operating LP..................................       7.25        11/15/08     2,612,500
                                                                                            ------------
             SEMICONDUCTORS (7.3%)
   1,000     Advanced Micro Devices............................       4.50        12/01/07     1,123,750
   3,500     Analog Devices, Inc...............................       4.75        10/01/05     3,535,000
   2,000     ASM Lithography Holding N.V. - 144A**
              (Netherlands)....................................       4.25        11/30/04     1,832,600
   2,500     Cypress Semiconductor Corp........................       4.00        02/01/05     2,221,875
   2,000     Lattice Semiconductors Corp.......................       4.75        11/01/06     1,857,500
   3,000     LSI Logic Corp....................................       4.00        11/01/06     2,568,750
   1,000     PMC Sierra Inc....................................       3.75        08/15/06       857,500
   3,000     RF Micro Devices, Inc.............................       3.75        08/15/05     2,700,000
                                                                                            ------------
                                                                                              16,696,975
                                                                                            ------------
             SERVICES TO THE HEALTH INDUSTRY (1.1%)
   2,500     Omnicare Inc......................................       5.00        12/01/07     2,496,875
                                                                                            ------------
             SPECIALTY INSURANCE (2.3%)
   2,000     First American Corp...............................       4.50        04/15/08     2,205,000
   3,000     PMI Group Inc.....................................       2.50        07/15/21     3,063,750
                                                                                            ------------
                                                                                               5,268,750
                                                                                            ------------
             SPECIALTY TELECOMMUNICATIONS (1.1%)
   2,250     CenturyTel, Inc. - 144A**.........................       4.75        08/01/32     2,545,312
                                                                                            ------------
             TELECOMMUNICATION EQUIPMENT (1.0%)
   3,000     Nortel Networks Corp. (Canada)....................       4.25        09/01/08     2,205,000
                                                                                            ------------
             WHOLESALE DISTRIBUTORS (0.8%)
   2,000     School Specialty Inc..............................       6.00        08/01/08     1,882,500
                                                                                            ------------
             Total Convertible Bonds
              (COST $163,886,171).........................................................   159,053,737
                                                                                            ------------

NUMBER OF
 SHARES
---------

           Convertible Preferred Stocks (23.4%)
           AEROSPACE & DEFENSE (0.6%)
  25,000   Raytheon Co. $8.25......................     1,281,500
                                                     ------------
           CABLE/SATELLITE TV (0.4%)
  45,000   Equity Secs Trust I $2.343..............       988,650
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           COAL (0.4%)
  15,000   Arch Coal $2.50.........................  $    875,625
                                                     ------------
           CONTAINERS/PACKAGING (1.0%)
  50,000   Sealed Air Corp. (Series A) $2.00.......     2,299,000
                                                     ------------
           ELECTRIC UTILITIES (1.5%)
  40,000   DTE Energy Company $2.1875..............       954,800
  45,000   FPL Group, Inc..........................     2,472,750
                                                     ------------
                                                        3,427,550
                                                     ------------
           FINANCIAL CONGLOMERATES (1.7%)
  40,000   Prudential Financial Inc $2.1375........     2,058,000
  10,000   State Street Corp. (Units) +............     1,772,500
                                                     ------------
                                                        3,830,500
                                                     ------------
           HOME FURNISHINGS (0.9%)
  45,000   Newell Financial Trust I $2.63..........     2,120,625
                                                     ------------
           MAJOR BANKS (1.3%)
  80,950   National Australia Bank, Ltd. $1.969
            (Australia) (Units) +..................     2,845,393
                                                     ------------
           MAJOR TELECOMMUNICATIONS (0.9%)
  45,000   ALLTEL Corp. $1.9375....................     2,115,450
                                                     ------------
           MANAGED HEALTH CARE (0.9%)
  25,000   Anthem Inc. $3.433......................     2,045,000
                                                     ------------
           MEDICAL DISTRIBUTORS (0.9%)
  45,000   McKesson Financing Trust $2.50..........     2,137,500
                                                     ------------
           MEDICAL SPECIALTIES (1.0%)
  60,000   Baxter International $3.50..............     2,310,600
                                                     ------------
           MOTOR VEHICLES (2.0%)
  30,000   Ford Cap Trust II $2.708................     1,069,200
  40,000   General Motors Corp. $1.125.............       958,000
 110,000   General Motors Corp. $1.3125............     2,497,000
                                                     ------------
                                                        4,524,200
                                                     ------------
           MULTI-LINE INSURANCE (0.6%)
  35,000   Hartford Financial Services Group, Inc.
            $1.50..................................     1,456,700
                                                     ------------
           OIL & GAS PRODUCTION (1.1%)
  30,000   Kerr-McGee Corp. $1.825.................     1,322,100
  21,500   Newfield Financial Trust I $3.25........     1,154,550
                                                     ------------
                                                        2,476,650
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           PROPERTY - CASUALTY INSURERS (2.0%)
 125,000   Chubb Corp. $1.75.......................  $  2,675,000
  80,000   Travelers Property Casualty $1.125......     1,792,000
                                                     ------------
                                                        4,467,000
                                                     ------------
           PULP & PAPER (1.1%)
  51,500   International Paper Capital Trust
            $2.625.................................     2,472,000
                                                     ------------
           RAILROADS (1.4%)
  60,000   Union Pacific Capital Trust $3.13.......     3,060,000
                                                     ------------
           REGIONAL BANKS (0.9%)
  40,000   Commerce Capital Trust II $1.4875.......     2,145,000
                                                     ------------
           SAVINGS BANKS (2.0%)
  25,000   NY Community Capital Trust $3.00........     1,303,125
  60,000   Washington Mutual Inc. $2.6875..........     3,157,500
                                                     ------------
                                                        4,460,625
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.8%)
  42,500   Cummins Capital Trust I $3.50...........     1,870,000
                                                     ------------
           Total Convertible Preferred Stocks
            (COST $55,219,167).....................    53,209,568
                                                     ------------

PRINCIPAL
AMOUNT IN                                                        COUPON  MATURITY
THOUSANDS                                                         RATE     DATE
---------                                                        ------  --------

             Short-Term Investment (7.5%)
             Repurchase Agreement
 $17,184     Joint repurchase agreement account (dated
             03/31/03; proceeds $17,184,642) (a)
             (COST $17,184,000)................................  1.36%   04/01/03   17,184,000
                                                                                   -----------

           Total Investments
            (COST $236,289,338) (b)..........................      100.8%     229,447,305
           Liabilities in Excess of Other Assets.............       (0.8)     (1,748,375)
                                                                   -----      ------
           Net Assets........................................      100.0%     $227,698,930
                                                                   =====      ======

---------------------

 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  + CONSISTS OF ONE OR MORE CLASSES OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,788,731 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $15,630,764, RESULTING IN NET UNREALIZED DEPRECIATION OF $6,842,033.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MARCH 31, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $236,289,338)....................................  $229,447,305
Receivable for:
  Interest........................................    1,540,268
  Shares of beneficial interest sold..............      524,097
  Investments sold................................      317,875
  Dividends.......................................       71,875
Prepaid expenses and other assets.................       82,926
                                                    -----------
    Total Assets..................................  231,984,346
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................    3,597,292
  Shares of beneficial interest redeemed..........      241,700
  Distribution fee................................      188,306
  Investment management fee.......................      115,497
Accrued expenses and other payables...............      142,621
                                                    -----------
    Total Liabilities.............................    4,285,416
                                                    -----------
    Net Assets....................................  $227,698,930
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $291,584,628
Net unrealized depreciation.......................   (6,842,033)
Accumulated undistributed net investment income...    1,599,579
Accumulated net realized loss.....................  (58,643,244)
                                                    -----------
    Net Assets....................................  $227,698,930
                                                    ===========
Class A Shares:
Net Assets........................................   $3,237,759
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      241,343
    Net Asset Value Per Share.....................  $     13.42
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     14.16
                                                    ===========
Class B Shares:
Net Assets........................................  $215,851,606
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   16,095,431
    Net Asset Value Per Share.....................  $     13.41
                                                    ===========
Class C Shares:
Net Assets........................................   $5,885,607
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      440,558
    Net Asset Value Per Share.....................  $     13.36
                                                    ===========
Class D Shares:
Net Assets........................................   $2,723,958
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      203,089
    Net Asset Value Per Share.....................  $     13.41
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $3,946,219
Dividends.........................................   1,315,089
                                                    ----------
    Total Income..................................   5,261,308
                                                    ----------
Expenses
Distribution fee (Class A shares).................       3,306
Distribution fee (Class B shares).................   1,050,833
Distribution fee (Class C shares).................      26,749
Investment management fee.........................     661,486
Transfer agent fees and expenses..................     164,394
Professional fees.................................      35,396
Registration fees.................................      25,412
Shareholder reports and notices...................      24,674
Trustees' fees and expenses.......................       9,170
Custodian fees....................................       7,258
Other.............................................       4,843
                                                    ----------
    Total Expenses................................   2,013,521
                                                    ----------
    Net Investment Income.........................   3,247,787
                                                    ----------

Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (8,512,646)
Net change in unrealized depreciation.............  19,123,234
                                                    ----------
    Net Gain......................................  10,610,588
                                                    ----------
Net Increase......................................  $13,858,375
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX       FOR THE YEAR
                                           MONTHS ENDED         ENDED
                                          MARCH 31, 2003  SEPTEMBER 30, 2002
                                          --------------  ------------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  3,247,787      $  7,871,243
Net realized loss.......................     (8,512,646)      (31,369,633)
Net change in unrealized depreciation...     19,123,234        12,674,625
                                           ------------      ------------

    Net Increase (Decrease).............     13,858,375       (10,823,765)
                                           ------------      ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................        (51,961)         (114,074)
Class B shares..........................     (3,013,194)       (8,780,543)
Class C shares..........................        (78,488)         (197,575)
Class D shares..........................        (44,051)         (166,539)
                                           ------------      ------------

    Total Dividends.....................     (3,187,694)       (9,258,731)
                                           ------------      ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      5,522,392       (13,142,857)
                                           ------------      ------------

    Net Increase (Decrease).............     16,193,073       (33,225,353)

Net Assets:
Beginning of period.....................    211,505,857       244,731,210
                                           ------------      ------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $1,599,579 AND
 $1,539,486, RESPECTIVELY)..............   $227,698,930      $211,505,857
                                           ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $94,647,967 at March 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

be reimbursed in the subsequent calendar year. For the six months ended
March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $176,106 and $890, respectively and received $29,750 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003 aggregated $107,072,097 and $100,545,787, respectively.

At March 31, 2003, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 71,603 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,562. At March 31, 2003, the Fund had an accrued pension liability of $58,288 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At September 30, 2002, the Fund had a net capital loss carryover of approximately $22,463,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

  AMOUNT IN THOUSANDS
-----------------------
 2007    2009    2010
------  ------  -------
$2,581  $3,634  $16,248
======  ======  =======

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $27,668,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                 ENDED
                                     MARCH 31, 2003          SEPTEMBER 30, 2002
                                ------------------------  ------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................     104,877  $  1,402,281      92,581  $  1,338,988
Reinvestment of dividends.....       2,803        37,454       6,339        89,078
Redeemed......................     (67,694)     (911,097)    (28,098)     (405,072)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................      39,986       528,638      70,822     1,022,994
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   2,031,422    27,125,395   3,961,120    56,903,191
Reinvestment of dividends.....     180,754     2,414,868     388,725     5,634,298
Redeemed......................  (1,988,999)  (26,403,470) (5,337,030)  (76,104,190)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......     223,177     3,136,793    (987,185)  (13,566,701)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     145,258     1,935,548     165,293     2,387,816
Reinvestment of dividends.....       4,860        64,688      11,741       164,546
Redeemed......................     (82,408)   (1,100,041)   (115,230)   (1,611,329)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class C......................      67,710       900,195      61,804       941,033
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................     109,833     1,469,537      69,457     1,002,216
Reinvestment of dividends.....       1,152        15,406       1,075        15,865
Redeemed......................     (39,556)     (528,177)   (186,155)   (2,558,264)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class D......................      71,429       956,766    (115,623)   (1,540,183)
                                ----------  ------------  ----------  ------------
Net increase (decrease) in
 Fund.........................     402,302  $  5,522,392    (970,182) $(13,142,857)
                                ==========  ============  ==========  ============

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                            FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED   ---------------------------------------------------------------
                           MARCH 31, 2003     2002         2001         2000         1999         1998
                           --------------  -----------  -----------  -----------  -----------  -----------
                            (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of
 period..................      $12.76        $13.96       $17.23       $13.57       $12.45       $15.07
                               ------        ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.24          0.56         0.62         0.65         0.72         0.75
  Net realized and
   unrealized
   gain (loss)...........        0.66         (1.11)       (3.21)        3.83         1.18        (2.68)
                               ------        ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...        0.90         (0.55)       (2.59)        4.48         1.90        (1.93)
                               ------        ------       ------       ------       ------       ------

Less dividends from net
 investment income.......       (0.24)        (0.65)       (0.68)       (0.82)       (0.78)       (0.69)
                               ------        ------       ------       ------       ------       ------

Net asset value, end of
 period..................      $13.42        $12.76       $13.96       $17.23       $13.57       $12.45
                               ======        ======       ======       ======       ======       ======

Total Return+............        7.08%(1)     (4.26)%     (15.32)%      33.32%       15.64%      (13.38)%

Ratios to Average Net
 Assets(3):
Expenses.................        1.09%(2)      1.09 %       1.06 %       1.04%        1.06%        1.05 %
Net investment income....        3.68%(2)      3.90 %       3.97 %       3.91%        5.31%        5.16 %
Supplemental Data:
Net assets, end of
 period, in thousands....      $3,238        $2,570       $1,822       $2,538       $1,124         $963
Portfolio turnover
 rate....................          49%(1)        82 %        123 %        160%          87%          95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED   ---------------------------------------------------------------
                           MARCH 31, 2003     2002         2001         2000         1999         1998
                           --------------  -----------  -----------  -----------  -----------  -----------
                            (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of
 period..................       $12.76        $13.95       $17.22       $13.57       $12.45       $15.07
                                ------        ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............         0.19          0.45         0.51         0.52         0.61         0.65
  Net realized and
   unrealized
   gain (loss)...........         0.65         (1.10)       (3.22)        3.82         1.18        (2.70)
                                ------        ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...         0.84         (0.65)       (2.71)        4.34         1.79        (2.05)
                                ------        ------       ------       ------       ------       ------

Less dividends from net
 investment income.......        (0.19)        (0.54)       (0.56)       (0.69)       (0.67)       (0.57)
                                ------        ------       ------       ------       ------       ------

Net asset value, end of
 period..................       $13.41        $12.76       $13.95       $17.22       $13.57       $12.45
                                ======        ======       ======       ======       ======       ======

Total Return+............         6.59%(1)     (5.01)%     (15.91)%      32.23%       14.62%      (14.01)%

Ratios to Average Net
 Assets(3):
Expenses.................         1.85%(2)      1.84 %       1.81 %       1.80%        1.85%        1.81 %
Net investment income....         2.92%(2)      3.15 %       3.22 %       3.15%        4.52%        4.40 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $215,852      $202,516     $235,137     $297,821     $231,510     $263,443
Portfolio turnover
 rate....................           49%(1)        82 %        123 %        160%          87%          95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED   ---------------------------------------------------------------
                           MARCH 31, 2003     2002         2001         2000         1999         1998
                           --------------  -----------  -----------  -----------  -----------  -----------
                            (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.71        $13.90       $17.17       $13.54       $12.43       $15.06
                               ------        ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.20          0.45         0.51         0.53         0.63         0.64
  Net realized and
   unrealized gain
   (loss)................        0.64         (1.10)       (3.22)        3.80         1.17        (2.68)
                               ------        ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...        0.84         (0.65)       (2.71)        4.33         1.80        (2.04)
                               ------        ------       ------       ------       ------       ------

Less dividends from net
 investment income.......       (0.19)        (0.54)       (0.56)       (0.70)       (0.69)       (0.59)
                               ------        ------       ------       ------       ------       ------

Net asset value, end of
 period..................      $13.36        $12.71       $13.90       $17.17       $13.54       $12.43
                               ======        ======       ======       ======       ======       ======

Total Return+............        6.63%(1)     (4.97)%     (15.94)%      32.26%       14.83%      (14.07)%

Ratios to Average Net
 Assets(3):
Expenses.................        1.85%(2)      1.80 %       1.81 %       1.80%        1.73%        1.81 %
Net investment income....        2.92%(2)      3.19 %       3.22 %       3.15%        4.64%        4.40 %
Supplemental Data:
Net assets, end of
 period, in thousands....      $5,886        $4,740       $4,324       $5,455       $2,869       $2,390
Portfolio turnover
 rate....................          49%(1)        82 %        123 %        160%          87%          95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED   ---------------------------------------------------------------
                           MARCH 31, 2003     2002         2001         2000         1999         1998
                           --------------  -----------  -----------  -----------  -----------  -----------
                            (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.76        $13.95       $17.23       $13.57       $12.44       $15.08
                               ------        ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.26          0.59         0.67         0.74         0.79         0.79
  Net realized and
   unrealized gain
   (loss)................        0.65         (1.10)       (3.23)        3.77         1.15        (2.71)
                               ------        ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...        0.91         (0.51)       (2.56)        4.51         1.94        (1.92)
                               ------        ------       ------       ------       ------       ------

Less dividends from net
 investment income.......       (0.26)        (0.68)       (0.72)       (0.85)       (0.81)       (0.72)
                               ------        ------       ------       ------       ------       ------

Net asset value, end of
 period..................      $13.41        $12.76       $13.95       $17.23       $13.57       $12.44
                               ======        ======       ======       ======       ======       ======

Total Return+............        7.12%(1)     (4.03)%     (15.08)%      33.68%       15.81%      (13.19)%

Ratios to Average Net
 Assets(3):
Expenses.................        0.85%(2)      0.84 %       0.81 %       0.80%        0.85%        0.81 %
Net investment income....        3.92%(2)      4.15 %       4.22 %       4.15%        5.52%        5.40 %
Supplemental Data:
Net assets, end of
 period, in thousands....      $2,724        $1,680       $3,449       $3,121          $18       $1,696
Portfolio turnover
 rate....................          49%(1)        82 %        123 %        160%          87%          95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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37975RPT-11015E03-AP-5/03

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Morgan Stanley
Convertible
Securities Trust

SEMIANNUAL REPORT
MARCH 31, 2003